Income Taxes	3 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

7. INCOME TAXES

The effective tax rate for the three months ended March 31, 2015 was 84.6% compared to 65.3% for the three months ended March 31, 2014. The higher effective tax rate during the three months ended March 31, 2015 is mainly due to not recording deferred tax assets on losses in certain jurisdictions.